Note 9 - Income Taxes - Components of Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Current federal expense	$ 1,881	$ 2,727
Deferred federal expense	517	273
Federal income tax expense	2,398	3,000
Current state income tax expense
Federal and state income tax expense	$ 2,398	$ 3,000